DEBT - Schedule of Debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
DEBT
Interest expense	$ 574,186	$ 493,464	$ 1,303,292	$ 2,714,048
Amount of accrued interest on debt instrument	620,202		392,253	985,025
Non-related party
DEBT
Total	11,721,899		8,935,616	8,535,936
Less: Debt discount and issuance costs	(1,492,901)		(657,064)	(212,772)
Less: notes payable, current portion	(8,530,688)		(7,098,279)	(7,019,499)
Debt, net of current portion	1,698,310		1,180,273	1,303,665
Secured Promissory Notes
DEBT
Total			550,000	4,250,000
Secured Promissory Notes | Non-related party
DEBT
Total	1,332,962		1,344,610	4,250,000
Small Business Administration Loans | Non-related party
DEBT
Total	902,113		904,911	762,322
Paycheck Protection Program Loans
DEBT
Total			0	17,543
Paycheck Protection Program Loans | Non-related party
DEBT
Total				17,543
Promissory Note | Non-related party
DEBT
Total	874,985		144,985	79,000
Vehicle Notes | Non-related party
DEBT
Total	277,054		298,439	425,790
Seller Notes
DEBT
Total			1,070,813	1,434,959
Seller Notes | Non-related party
DEBT
Total	1,087,868		1,097,869	1,434,959
Avanti Notes | Non-related party
DEBT
Total			279,076	179,910
Real Estate Promissory Note | Non-related party
DEBT
Total	370,000		370,000	370,000
Business Loan and Security Agreement | Non-related party
DEBT
Total	924,478		1,056,305	160,262
Sale of Future Receipts
DEBT
Total	2,615,834		518,388
Sale of Future Receipts | Non-related party
DEBT
Total	2,615,834		518,388	$ 856,150
Notes Payable | Non-related party
DEBT
Total	$ 2,896,033		$ 2,921,033